Retirement benefits	12 Months Ended
Mar. 31, 2026
Retirement benefits
Retirement benefits

20.Retirement benefits

Defined contribution schemes

At March 31, 2026 the Company operates defined-contribution retirement plans in Ireland and the UK.

The costs of these plans are charged to the consolidated income statement in the period in which they are incurred. The pension cost of these defined contribution plans was €21m in FY26 (FY25: €19m; FY24: €12m).

Defined-benefit schemes

During FY16 the Company closed the defined benefit plan for UK employees to future accruals. The net pension asset recognized in the consolidated balance sheet for the scheme at March 31, 2026 was €3m (2025: net pension asset of €3m; 2024: net pension asset of €3m). Costs associated with the scheme during FY26 were €nil (FY25: €nil; FY24 €nil).

The amounts recognized in the consolidated balance sheet in respect of defined benefit plans are as follows:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Present value of benefit obligations	(13.3)	(13.3)	(13.3)
Fair value of plan assets	16.4	16.4	16.4
Present value of net obligations	3.1	3.1	3.1
Related deferred tax (liability)	(0.4)	(0.4)	(0.4)
Net pension asset	2.7	2.7	2.7